BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2022
Basis Of Preparation
BASIS OF PREPARATION

2.	BASIS OF PREPARATION
a)	Statement of compliance

The financial statements of the Company have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB) (IFRS).

The consolidated financial statements provide comparative information in respect of the previous period.

On May 16, 2023, the Company’s Board of Directors authorized the issuance of the consolidated financial statements as of December 31, 2022 and 2021 and for the years ended December 31, 2022, 2021 and 2020.

b)	Basis of measurement

The consolidated financial statements were prepared on a historical cost basis, except in the case of certain financial instruments and assets as held for sale which are measured at fair value and fair value less costs to sell, in accordance with the standards applicable, as detailed in Note 31 and 32, respectively.

c)	Functional currency and presentation currency

The consolidated financial statements are presented in Reais - R$, which is the functional currency of the Company and its subsidiaries, joint ventures and affiliates The information is expressed in millions of Reais (R$ ’000’000), except when otherwise indicated.

Transactions in foreign currency, corresponding to those not carried out in the functional currency, were converted to Reais at the exchange rate as of the transaction date. Balances of monetary assets and liabilities denominated in foreign currency are translated to Reais at the exchange rates at the reporting date. Foreign exchange gains and losses resulting from updating assets and liabilities are recognized as finance income and cost in the statements of income.

d)	Use of estimates and judgments

Preparation of the consolidated financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenues and expenses. Future reported results may differ from these estimates.

Estimates and assumptions are periodically reviewed, using as a reference both historical experience and any significant change in scenarios that could affect the Company’s financial position or results of operations. Revisions in relation to accounting estimates are recognized in the period in which the estimates are reviewed, and in any future periods affected.

The main estimates and judgments that have a signficant effect in the amounts recognized in the financial statements are as follows:

•	Expected credit losses - Note 8.
•	Deferred income tax and social contribution tax - Note 10.
•	Financial assets and liabilities of the concession - Note 14.
•	Concession contract assets - Note 15.
•	Investments - Note 16.
•	Property, plant and equipment (‘PP&E’) and useful life of assets - Note 17.
•	Intangible assets and useful life of assets - Note 18.
•	Leasing - Note 19.
•	Amounts to be refunded to customers - Note 21.
•	Employee post-employment obligations - Note 24.
•	Provisions - Note 25.
•	Unbilled revenue - Note 27.
•	Financial instruments measurement and fair value measurement - Note 31.
•	Assets held for sale measurement - Note 32.

e)	New or revised accounting standards applied for the first time in 2022

The changes presented below became effective on January 1, 2022 and had no material impact on the Company's consolidated financial statements.

Standard	Main changes	Effective Date
IAS 37 - Provisions, Contingent Liabilities and Contingent Assets	Specification of which costs the entity needs to include when assessing whether a contract is onerous. The amendment applies a 'directly related cost approach', whereby the cost that directly relates to a contract to provide goods or services includes incremental costs and a cost allocation directly related to the contract activities. General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly charged to the counterparty under the contract.	January 1, 2022
IAS 16 - Fixed Assets	Refers to the impossibility for entities to deduct from the cost of property, plant and equipment any revenues arising from the sale of items produced while the asset is established in the location and condition necessary for it to be capable of operating in the manner intended by management. These revenues and associated costs must be recognized directly in income.	January 1, 2022
IFRS 3 - Business Combination	In addition to the changes related to the reference to the conceptual framework, which did not significantly change the required standards, an exception to the IFRS 3 recognition principle was added to avoid the problem of potential ‘day 2’ gains and losses arising from contingent liabilities and liabilities that would be in the scope of IAS 37 or IFRIC 21 if incurred separately.	January 1, 2022

f)	Standards issued but not yet effective
Standard	Main changes	Effective Date
IFRS 17 - Insurance contracts, issued by the IASB in May 2017	The standard, not yet issued in Brazil, has the general objective of providing an accounting model for insurance contracts, regardless of the type of entity that issues them, that is more useful and consistent for insurance issuers, and is not initially applicable to the Company and its subsidiaries. This standard does not have a corresponding standard in Brazil.	January 1, 2023
Standard	Main changes	Effective Date
IAS 1 - Review of the classification of liabilities as current and non-current	Clarify, among others, the concept of deferring the settlement of a liability, in addition to defining that the right to defer must exist at the end of the reporting period and that the classification is independent of the probability that the entity will exercise its right to defer. In addition, the revision states that only if the derivative embedded in a convertible liability is an equity instrument will the terms of the liability not impact its classification.	January 1, 2023
IAS 08 - Accounting Policies, Changes in Estimates and Correction of Errors - Definition of accounting estimates	Clarify the distinction between changes in accounting estimates, changes in accounting policies, and correction of errors, as well as how entities use measurement techniques and inputs to develop accounting estimates	January 1, 2023
IAS 01 and IFRS Practice Statement 2 - Making Materiality Judgements	Assists entities in providing accounting policy disclosures that are more useful by replacing the requirement to disclose significant accounting policies with disclosure of material accounting policies and adds guidance on how the entity applies the concept of materiality when making accounting policy disclosure decisions.	January 1, 2023
IAS 12 - Deferred tax related to assets and liabilities arising from a unique transaction	Restrict the scope of the initial recognition exemption so that it does not apply to transactions that give rise to equal and offsetting temporary differences, resulting in the recognition of a deferred tax asset and a deferred tax liability for temporary differences arising from the initial recognition of leases and decommissioning provisions.	January 1, 2023

In relation to the standards under discussion at the IASB or with an effective date set for a future year, the Company is following the discussions and, so far, has not identified significant impacts.

g)	Regrouping of items in the Statement of income

Starting in the third quarter of 2022, the Company made some adjustments in the classification of expenses in its profit and loss account (Statement of income), so as to group certain items more accurately in accordance with their function. Description of the nature of each type of expense continues to be presented in the related Notes to the financial statements, without alteration. These adjustments do not affect margins, or indicators, and are merely improvements proposed by the Company’s management.

To maintain comparability, the corresponding information for the period ended December 31, 2021, is being presented using the same criteria. The Company considers these adjustments not to be material.

h)	Significant accounting policies

The significant accounting policies, described in Notes, have been applied consistently to all the periods presented in the financial statements, in accordance with the standards and regulations described in Item 2.1 - Compliance statement.